Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		$ 11,626
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	162	1,764
Money Market Funds [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis	162	1,764
Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,613
Government Bonds [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,613
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,517
Corporate Bonds [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,517
Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		5,448
Agency Bonds [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		5,448
Available For Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,284
Available For Sale Securities [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,284
Fair Value, Inputs, Level 1 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		1,284
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis [Line Items]
Fair value assets measured on a recurring basis		$ 10,342